Discontinued Operations (Details 2) (USD $)				12 Months Ended
	Dec. 31, 2013	Nov. 21, 2013	Dec. 31, 2012	Dec. 31, 2013 ERFS [Member]
Consideration Received from the sale of ERFS
Return and cancellation of Series I Preferred Stock				$ 4,925,827
Cancellation of contingent obligation to the sellers of ERFS				2,463,899
Total consideration received				7,389,726
Allocation of assets sold net of liabilities
Current assets			863,333	1,030,313
Goodwill		4,863,149		4,863,149
Intangible assets:
Customer lists				1,786,672
Tradenames				361,000
Property and equipment				155,382
Deposits				81,535
Current liabilities			1,921,712	(1,535,250)
Net assets sold				6,742,801
Cash paid to effect sale				297,321
Net gain on discontinued operations attributable to affiliate			$ 7,437,400	$ 349,604